Lease - Summary of lease cost (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Lease
Operating lease cost	¥ 276,130	¥ 273,927
Variable lease cost	(3,153)	(12,759)
Sublease income	(10,247)	(6,424)
Total lease cost	262,730	254,744
Lease concessions from landlords	¥ 6,722	¥ 18,066